Note 15 - Related Party Transactions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Blender Media Inc [member]
Statement Line Items [Line Items]
Services received, related party transactions	$ 384	$ 325
Current prepaid expenses	0	230
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 274	$ 239